SEGMENT INFORMATION - Geographic Information, Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues and long-lived assets by geographic region
Revenue	$ 2,213	$ 2,138	$ 1,664	$ 2,012	$ 2,224	$ 2,209	$ 2,152	$ 2,016	$ 8,027	$ 8,601	$ 8,380
U.S. and Puerto Rico
Revenues and long-lived assets by geographic region
Revenue									4,791	5,164	5,011
China
Revenues and long-lived assets by geographic region
Revenue									341	368	361
Canada
Revenues and long-lived assets by geographic region
Revenue									331	339	319
Egypt
Revenues and long-lived assets by geographic region
Revenue									243	218	178
Poland
Revenues and long-lived assets by geographic region
Revenue									238	231	218
Japan
Revenues and long-lived assets by geographic region
Revenue									226	241	226
Mexico
Revenues and long-lived assets by geographic region
Revenue									225	228	211
France
Revenues and long-lived assets by geographic region
Revenue									179	201	205
Germany
Revenues and long-lived assets by geographic region
Revenue									144	150	170
Russia
Revenues and long-lived assets by geographic region
Revenue									137	180	154
United Kingdom
Revenues and long-lived assets by geographic region
Revenue									86	115	117
Spain
Revenues and long-lived assets by geographic region
Revenue									78	86	83
Other
Revenues and long-lived assets by geographic region
Revenue									$ 1,008	$ 1,080	$ 1,127